STAAR Disciplined Strategies Fund
(formerly, STAAR Alternative Categories Fund)
Investor Class – Ticker: SITAX
Class A – Ticker: DSFAX
Class C – Ticker: DSFCX
Institutional Class – Ticker: DSFNX

STAAR General Bond Fund
Ticker: SITGX

STAAR International Fund
Ticker: SITIX

STAAR Dynamic Capital Fund
(formerly, STAAR Larger Company Stock Fund)
Ticker: SITLX

STAAR Short Term Bond Fund
Ticker: SITBX

STAAR Adaptive Discovery Fund
(formerly, STAAR Smaller Company Stock Fund)
Ticker: SITSX

Supplement Dated July 23, 2019 to the Prospectuses and Statement of Additional Information Dated April 30, 2019

The purpose of this supplement is to reflect the new website address for the Funds listed above.

Each reference in the prospectuses and statement of additional information to www.staarfunds.com is changed to www.staarinvestmenttrust.com

You should read this supplement in conjunction with the Funds’ Prospectuses and Statement of Additional Information, dated April 30, 2019, and retain it for future reference.